Debt (Bilateral Letter of Credit Facilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bilateral Letter Of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Committed Bilateral Letter of Credit Facilites [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 424	$ 410
Bilateral letter of credit facilities, total available amount	459	447
Bilateral letter of credit facilities, collateral	429	408
Uncommitted Bilateral Letter of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	149	137
Bilateral letter of credit facilities, collateral	$ 90	$ 80